Investment Portfolioas of July 31, 2026 (Unaudited)
DWS Global Income Builder Fund
	Shares	Value ($)

Common Stocks 39.0%
Communication Services 3.2%
Diversified Telecommunication Services 0.6%
Verizon Communications, Inc.	82,100	3,843,101
Entertainment 1.0%
NetEase, Inc. (ADR)	43,600	5,810,572
Walt Disney Co.	6,848	658,709
		6,469,281
Interactive Media & Services 1.3%
Alphabet, Inc. "A"	11,491	4,092,290
Alphabet, Inc. "C"	10,686	3,811,162
		7,903,452
Wireless Telecommunication Services 0.3%
Vodafone Group PLC	1,226,856	1,946,446
Consumer Discretionary 3.7%
Automobiles 0.7%
General Motors Co.	51,259	4,554,875
Broadline Retail 1.7%
Amazon.com, Inc.*	37,160	10,091,913
Next PLC	1,508	301,842
		10,393,755
Hotels, Restaurants & Leisure 1.3%
Airbnb, Inc. "A"*	14,800	2,242,496
Expedia Group, Inc.	12,700	3,743,198
Restaurant Brands International, Inc.	27,002	1,997,052
		7,982,746
Specialty Retail 0.0%
Fast Retailing Co., Ltd.	300	145,718
Consumer Staples 1.8%
Beverages 0.5%
Anheuser-Busch InBev SA	1,809	156,721
Fomento Economico Mexicano SAB de CV (ADR)	15,300	1,958,247
Keurig Dr Pepper, Inc.	34,729	1,080,767
		3,195,735
Consumer Staples Distribution & Retail 0.2%
Alimentation Couche-Tard, Inc.	22,400	1,454,238
Personal Care Products 1.1%
Kenvue, Inc.	341,043	6,561,667
Energy 1.6%
Oil, Gas & Consumable Fuels 1.6%
Eni SpA	13,837	385,905

Petroleo Brasileiro SA - Petrobras (ADR) (Preferred)	75,900	1,301,685
Phillips 66	40,209	8,511,441
		10,199,031
Financials 6.8%
Banks 1.9%
AIB Group PLC	16,583	196,436
Banco Santander SA	63,745	910,076
Bank Hapoalim BM	19,758	480,706
Bank Leumi Le-Israel BM	5,796	137,278
Bank of America Corp.	44,900	2,781,555
CaixaBank SA	8,919	130,033
Commerzbank AG	44,951	1,959,380
DNB Bank ASA	9,910	319,569
Erste Group Bank AG	1,411	183,709
HSBC Holdings PLC	75,627	1,609,087
Intesa Sanpaolo SpA	179,815	1,362,063
Nordea Bank Abp	31,137	630,351
Oversea-Chinese Banking Corp. Ltd.	44,600	1,014,087
UniCredit SpA	1,394	131,987
		11,846,317
Capital Markets 1.7%
Ameriprise Financial, Inc.	12,178	6,647,240
Brookfield Corp.	22,500	956,272
Charles Schwab Corp.	19,958	2,100,380
Hong Kong Exchanges & Clearing Ltd.	16,900	880,755
UBS Group AG (Registered)	2,328	122,914
		10,707,561
Financial Services 0.4%
Block, Inc.*	13,900	1,129,236
Investor AB "B"	33,294	1,439,113
		2,568,349
Insurance 2.8%
Allstate Corp.	23,088	6,097,079
Chubb Ltd.	8,397	2,944,660
QBE Insurance Group Ltd.	187,965	3,271,431
Travelers Companies, Inc.	13,873	5,193,496
		17,506,666
Health Care 3.2%
Biotechnology 0.9%
Regeneron Pharmaceuticals, Inc.	7,137	5,442,890
Health Care Equipment & Supplies 0.0%
Intuitive Surgical, Inc.*	743	262,524
Health Care Providers & Services 0.6%
Centene Corp.*	62,600	3,894,972
Pharmaceuticals 1.7%
Astellas Pharma, Inc.	116,400	1,591,169
Eli Lilly & Co.	5,643	6,482,904
Novo Nordisk A/S "B"	43,178	2,037,418
UCB SA	1,595	407,928
		10,519,419

Industrials 4.3%
Aerospace & Defense 0.7%
Bombardier, Inc. "B"*	2,800	674,589
Rolls-Royce Holdings PLC	175,232	3,485,246
		4,159,835
Building Products 0.6%
Trane Technologies PLC	8,286	3,769,716
Construction & Engineering 0.1%
Ferrovial NV	12,843	843,773
Electrical Equipment 0.8%
ABB Ltd. (Registered)	44,537	4,399,430
Vestas Wind Systems A/S	26,513	715,673
		5,115,103
Machinery 0.2%
Sandvik AB	9,256	346,461
SMC Corp.	1,800	783,748
Techtronic Industries Co., Ltd.	9,500	160,113
		1,290,322
Professional Services 1.4%
Experian PLC	4,098	153,958
Recruit Holdings Co., Ltd.	106,800	8,427,710
		8,581,668
Trading Companies & Distributors 0.5%
AerCap Holdings NV	983	148,335
Mitsubishi Corp.	97,500	2,910,845
		3,059,180
Transportation Infrastructure 0.0%
Aena SME SA 144A	4,754	146,539
Information Technology 11.5%
Electronic Equipment, Instruments & Components 1.7%
Amphenol Corp. "A"	58,137	9,342,616
Celestica, Inc.*	4,500	1,489,043
		10,831,659
IT Services 0.0%
Cognizant Technology Solutions Corp. "A"	5,381	297,838
Semiconductors & Semiconductor Equipment 6.6%
ASE Technology Holding Co., Ltd. (ADR)	41,471	1,458,535
ASML Holding NV	1,617	2,669,105
Broadcom, Inc.	17,385	6,767,633
NVIDIA Corp.	104,835	21,045,626
NXP Semiconductors NV	13,500	3,093,660
STMicroelectronics NV	24,826	1,313,563
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	6,150	2,486,137
United Microelectronics Corp. (ADR) (a)	134,000	2,550,020
		41,384,279
Software 1.8%
Adobe, Inc.*	6,071	1,520,239
Autodesk, Inc.*	12,208	2,859,114
Intuit, Inc.	1,874	592,315

Microsoft Corp.	9,459	4,395,786
Palantir Technologies, Inc. "A"*	15,900	1,956,654
		11,324,108
Technology Hardware, Storage & Peripherals 1.4%
Dell Technologies, Inc. "C"	8,191	3,320,386
Samsung Electronics Co., Ltd. (GDR) REG S	1,185	4,962,780
Samsung Electronics Co., Ltd. (GDR) (Preferred) REG S	153	453,645
		8,736,811
Materials 1.4%
Chemicals 0.3%
Shin-Etsu Chemical Co., Ltd.	54,900	1,953,154
Metals & Mining 1.1%
BHP Group Ltd.	14,107	595,893
Nucor Corp.	20,643	5,311,238
Rio Tinto Ltd.	1,019	122,348
Rio Tinto PLC	4,121	398,941
Teck Resources Ltd. "B"	6,857	412,638
		6,841,058
Real Estate 0.6%
Industrial REITs 0.1%
Goodman Group	10,853	227,315
Residential REITs 0.2%
AvalonBay Communities, Inc.	7,600	1,410,636
Specialized REITs 0.3%
Equinix, Inc.	757	771,595
VICI Properties, Inc.	50,188	1,322,454
		2,094,049
Utilities 0.9%
Independent Power & Renewable Electricity Producers 0.4%
RWE AG	40,171	2,642,850
Multi-Utilities 0.5%
Engie SA	106,808	3,340,449
Total Common Stocks (Cost $204,986,591)		245,449,085

Preferred Stocks 2.4%
Communication Services 0.3%
AT&T, Inc., 5.35%	100,000	1,990,000
Financials 1.7%
AGNC Investment Corp., Series C (REIT), 3 mo. USD Term SOFR + 5.373%, 9.124% (b)	64,439	1,664,459
Charles Schwab Corp., Series D, 5.95%	75,000	1,805,250
Fifth Third Bancorp., Series I, 3 mo. USD Term SOFR + 3.972%, 7.671% (b)	75,000	1,914,000
KeyCorp., Series E, 6.125%	75,000	1,895,250
Morgan Stanley, Series K, 5.85%	75,000	1,738,500
Wells Fargo & Co., Series Y, 5.625%	75,000	1,674,000
		10,691,459

Real Estate 0.4%
Kimco Realty Corp., Series L (REIT), 5.125%	75,000	1,446,000
Prologis, Inc., Series Q (REIT), 8.54%	236	12,189
Simon Property Group, Inc., Series J (REIT), 8.375%	17,000	927,847
		2,386,036
Total Preferred Stocks (Cost $17,760,928)		15,067,495

Rights 0.0%
Health Care
ABIOMED, Inc.,* (c) (Cost $1,122)	1,100	1,122

Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (c) (Cost $90,209)	506	11,508

	Principal Amount ($) (d)	Value ($)

Corporate Bonds 23.4%
Communication Services 1.6%
Arches Buyer, Inc., 144A, 9.0%, 8/15/2031 (e)	490,000	492,553
AT&T, Inc., 3.55%, 9/15/2055	570,000	341,876
Charter Communications Operating LLC:
5.85%, 12/1/2035 (a)	756,000	705,936
6.384%, 10/23/2035	400,000	387,083
Directv Financing LLC, 144A, 9.25%, 6/1/2032	1,715,000	1,754,934
Discovery Global Holdings, Inc., 4.279%, 3/15/2032	755,000	670,870
Meta Platforms, Inc.:
5.25%, 5/15/2036 (a)	698,000	669,220
6.3%, 5/15/2056	674,000	618,543
Paramount Global:
4.2%, 6/1/2029	1,050,000	997,065
4.95%, 1/15/2031	850,000	778,942
Sopaipilla Investor LLC, 144A, 7.534%, 11/30/2048	500,000	518,242
Space Exploration Technologies Corp., 144A, 5.35%, 7/15/2031	1,600,000	1,557,327
T-Mobile U.S.A., Inc., 6.0%, 6/15/2054 (a)	460,000	425,495
		9,918,086
Consumer Discretionary 1.5%
Amazon.com, Inc., 5.8%, 3/13/2056	1,100,000	1,011,451
Ford Motor Credit Co. LLC:
4.125%, 8/17/2027	635,000	630,052
4.97%, 4/6/2029	483,000	477,336
6.798%, 11/7/2028	350,000	360,356
7.35%, 3/6/2030 (a)	1,000,000	1,051,873
General Motors Co., 6.25%, 4/15/2035 (a)	580,000	597,090
General Motors Financial Co., Inc., 5.45%, 1/8/2036	154,000	150,416
Las Vegas Sands Corp.:
5.3%, 5/15/2031	617,000	608,852
5.65%, 5/18/2033	806,000	796,059
Marriott International, Inc., 5.5%, 4/15/2037	1,140,000	1,120,681
Pioneer Opco LLC, 144A, 7.0%, 5/15/2033	974,000	983,411
QXO Building Products, Inc., 144A, 6.5%, 7/15/2031	1,810,000	1,817,339
		9,604,916

Consumer Staples 0.4%
BAT Capital Corp., 4.39%, 8/15/2037	750,000	670,343
JBS NV, 6.75%, 3/15/2034	101,000	108,271
Maple Parent Holdings Corp.:
144A, 5.05%, 3/26/2031	820,000	813,140
144A, 6.625%, 3/26/2056 (a)	675,000	682,283
		2,274,037
Energy 5.5%
Ascent Resources Utica Holdings LLC, 144A, 6.625%, 7/15/2033	1,714,000	1,721,524
Cheniere Energy Partners LP, 144A, 6.05%, 11/30/2056	210,000	201,647
Cheniere Energy, Inc., 4.625%, 10/15/2028	1,765,000	1,757,493
Constellation Oil Services Holding SA, 144A, 7.7%, 8/3/2033 (e)	557,000	560,621
Delek Logistics Partners LP, 144A, 6.875%, 6/1/2034	857,000	861,125
DT Midstream, Inc., 144A, 4.125%, 6/15/2029	2,000,000	1,950,472
Ecopetrol SA, 7.75%, 2/1/2032	1,700,000	1,755,352
Energy Transfer LP:
6.7%, 1/15/2057	1,000,000	985,216
144A, 7.375%, 2/1/2031	500,000	513,640
8.0%, 5/15/2054	825,000	865,805
EQT Corp., 5.75%, 2/1/2034	1,235,000	1,246,344
Expand Energy Corp., 5.375%, 2/1/2029	1,080,000	1,078,607
Harvest Midstream I LP, 144A, 6.75%, 5/15/2034	1,715,000	1,721,827
HF Sinclair Corp.:
5.5%, 9/1/2032	750,000	750,112
5.75%, 1/15/2031 (a)	700,000	711,325
Kinetik Holdings LP, 144A, 6.625%, 12/15/2028	894,000	908,799
NuStar Logistics LP, 6.375%, 10/1/2030	3,045,000	3,106,369
Occidental Petroleum Corp., 8.875%, 7/15/2030	1,700,000	1,894,856
ONEOK, Inc., 144A, 6.5%, 9/1/2030	1,550,000	1,616,352
Petrobras Global Finance BV:
5.125%, 9/10/2030	1,100,000	1,072,665
6.25%, 1/10/2036	825,000	804,375
Phillips 66 Co.:
Series A, 5.875%, 3/15/2056	875,000	864,537
Series B, 6.2%, 3/15/2056 (a)	325,000	323,382
Rio Grande LNG LLC:
144A, 5.75%, 6/30/2036	1,600,000	1,553,567
144A, 6.15%, 6/30/2041	1,000,000	967,569
Saudi Arabian Oil Co.:
144A, 5.0%, 2/2/2036	1,450,000	1,392,909
144A, 6.375%, 6/2/2055	800,000	773,583
Targa Resources Corp., 6.05%, 5/15/2056	950,000	894,651
Targa Resources Partners LP, 5.0%, 1/15/2028 (a)	1,000,000	998,810
Western Midstream Operating LP, 5.45%, 11/15/2034	525,000	514,889
		34,368,423
Financials 6.5%
Acrisure LLC, 144A, 6.75%, 7/1/2032	2,142,000	1,968,063
Aircastle Ltd., 144A, 5.75%, 10/1/2031	593,000	601,343
Alliant Holdings Intermediate LLC, 144A, 6.5%, 10/1/2031	1,714,000	1,712,553
Banco Santander SA, 7.25%, Perpetual	850,000	852,350
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, 144A, 5.4%, 6/3/2031	543,000	539,090
Blackstone Private Credit Fund, 6.0%, 11/22/2034 (a)	850,000	807,843

BNP Paribas SA:
144A, 7.2%, Perpetual	1,125,000	1,116,890
144A, 8.5%, Perpetual (a)	1,020,000	1,069,230
Capital One Financial Corp., Series M, 3.95%, Perpetual (a)	1,520,000	1,516,628
Charles Schwab Corp., Series H, 4.0%, Perpetual (a)	1,050,000	969,634
Citigroup, Inc.:
6.02%, 1/24/2036 (a)	950,000	961,649
Series FF, 6.95%, Perpetual	800,000	807,058
First Citizens BancShares, Inc., 5.6%, 9/5/2035	1,250,000	1,221,829
Goldman Sachs Group, Inc., 6.215%, 7/21/2057	1,000,000	990,430
Howden U.K. Refinance PLC, 144A, 7.25%, 2/15/2031	1,715,000	1,698,618
HSBC Holdings PLC:
5.741%, 9/10/2036	609,000	601,829
6.95%, Perpetual	950,000	959,231
JPMorgan Chase & Co.:
5.803%, 7/23/2041	980,000	970,101
Series PP, 6.1%, Perpetual	1,379,000	1,373,292
Series OO, 6.5%, Perpetual	1,166,000	1,183,890
Series NN, 6.875%, Perpetual (a)	650,000	671,135
M&T Bank Corp., 5.385%, 1/16/2036	1,145,000	1,121,376
MDGH GMTN RSC Ltd., REG S, 3.7%, 11/7/2049	245,000	166,514
Morgan Stanley, 5.664%, 4/17/2036	800,000	802,708
Navient Corp., 5.5%, 3/15/2029 (a)	1,715,000	1,642,601
Nippon Life Insurance Co., 144A, 2.75%, 1/21/2051	700,000	621,903
Nordea Bank Abp, 144A, 6.3%, Perpetual (a)	1,700,000	1,699,613
Prudential Financial, Inc., 6.25%, 6/15/2056	600,000	594,365
Royal Bank of Canada, 6.35%, 11/24/2084	1,250,000	1,187,308
Societe Generale SA, 144A, 6.221%, 6/15/2033 (a)	1,275,000	1,302,516
State Street Corp., Series K, 6.45%, Perpetual (a)	1,312,000	1,332,226
Sumitomo Mitsui Financial Group, Inc., 6.45%, Perpetual	950,000	931,175
Synchrony Financial:
4.947%, 2/25/2032	1,515,000	1,467,385
5.45%, 3/6/2031 (a)	1,030,000	1,026,241
The Goldman Sachs Group, Inc., Series Y, 6.125%, Perpetual (a)	985,000	971,298
Truist Financial Corp., Series N, 6.669%, Perpetual	2,000,000	2,000,372
UBS Group AG:
144A, 4.375%, Perpetual (a)	743,000	675,544
144A, 6.875%, Perpetual	925,000	917,951
		41,053,782
Health Care 0.5%
Charles River Laboratories International, Inc.:
144A, 3.75%, 3/15/2029	830,000	793,086
144A, 4.0%, 3/15/2031 (a)	860,000	802,250
CVS Health Corp.:
5.45%, 9/15/2035	498,000	492,857
6.2%, 9/15/2055 (a)	880,000	857,049
		2,945,242
Industrials 1.5%
Boeing Co., 6.858%, 5/1/2054	1,200,000	1,285,520
Carrix, Inc., 144A, 6.125%, 8/1/2033	59,000	58,728
Eaton Corp., 5.45%, 3/6/2056 (a)	273,000	253,438
Empresa de los Ferrocarriles del Estado, 144A, 3.068%, 8/18/2050 (a)	239,000	144,551
EquipmentShare.com, Inc., 144A, 7.125%, 7/1/2034	611,000	583,583
Mobility Global, Inc., 144A, 6.05%, 6/15/2036 (a)	750,000	739,010
Stanley Black & Decker, Inc., 6.707%, 3/15/2060 (a)	2,500,000	2,473,957
Synergy Infrastructure Holdings LLC, 144A, 7.0%, 7/15/2034	145,000	146,277

TKC Holdings, Inc., 144A, 8.5%, 8/15/2030	1,715,000	1,753,157
United Airlines Pass-Through Trust, “A”, Series 2023-1, 5.8%, 7/15/2037	1,243,599	1,267,561
United Rentals North America, Inc., 144A, 6.0%, 12/15/2029	620,000	626,596
		9,332,378
Information Technology 0.4%
Foundry JV Holdco LLC, 144A, 6.1%, 1/25/2036	668,000	682,855
Oracle Corp.:
5.375%, 9/27/2054	1,310,000	955,166
5.5%, 9/27/2064	400,000	288,943
5.95%, 9/26/2055	501,000	398,064
		2,325,028
Materials 1.0%
Anglo American Capital PLC, 144A, 5.25%, 3/19/2036 (a)	1,350,000	1,309,970
Corp. Nacional del Cobre de Chile, 144A, 5.95%, 1/8/2034	620,000	625,546
First Quantum Minerals Ltd.:
144A, 6.375%, 2/15/2036	850,000	822,499
144A, 7.25%, 2/15/2034	1,715,000	1,746,978
Olin Corp., 5.0%, 2/1/2030	1,050,000	1,008,402
SCIH Salt Holdings, Inc., 144A, 6.625%, 8/15/2031 (e)	890,000	889,840
		6,403,235
Real Estate 0.8%
CBRE Services, Inc., 5.5%, 6/15/2035	453,000	448,894
Iron Mountain, Inc., 144A, (REIT), 6.25%, 1/15/2033 (a)	2,800,000	2,810,759
SBA Communications Corp., (REIT), 5.15%, 7/15/2031	2,000,000	1,984,677
		5,244,330
Utilities 3.7%
AES Espana BV, 144A, 7.75%, 8/3/2033 (e)	2,520,000	2,530,319
Alpha Generation LLC, 144A, 6.25%, 1/15/2034	2,999,000	2,930,610
CMS Energy Corp., 3.75%, 12/1/2050	1,900,000	1,750,560
Dominion Energy, Inc.:
6.15%, 12/15/2056	838,000	829,036
6.625%, 5/15/2055	650,000	654,880
DTE Energy Co., Series C, 6.2%, 7/1/2058	1,400,000	1,394,580
Exelon Corp., 6.5%, 3/15/2055	533,000	540,953
NextEra Energy Capital Holdings, Inc.:
6.375%, 8/15/2055	1,650,000	1,656,437
Series CC, 6.625%, 10/1/2066	777,000	756,780
6.75%, 6/15/2054 (a)	537,000	551,277
NRG Energy, Inc.:
144A, 2.7%, 12/2/2027	1,370,000	1,328,312
144A, 4.955%, 4/30/2031	1,025,000	1,002,116
144A, 5.407%, 10/15/2035 (a)	527,000	504,446
Pacific Gas & Electric Co., 5.85%, 11/1/2036 (e)	610,000	609,027
Pacific Gas and Electric Co., 5.9%, 10/1/2054	286,000	258,848
Puget Energy, Inc., 7.0%, 9/15/2056	1,350,000	1,353,662
Sempra, 4.125%, 4/1/2052	1,800,000	1,786,213
Southern Co., Series 21-A, 3.75%, 9/15/2051	1,241,000	1,238,611
Southwestern Electric Power Co., 5.2%, 4/1/2036	817,000	789,418
Southwestern Public Service Co., 6.0%, 6/1/2054	1,000,000	967,194
		23,433,279
Total Corporate Bonds (Cost $148,758,308)		146,902,736

Asset-Backed 6.7%
Automobile Receivables 1.6%
Ally Bank Auto Credit-Linked Notes:
“C”, Series 2024-B, 144A, 5.215%, 9/15/2032	105,246	105,672
“D”, Series 2024-B, 144A, 5.41%, 9/15/2032	105,246	105,497
Bayview Opportunity Master Fund VII LLC, “B”, Series 2024-CAR1, 144A, 30 day USD SOFR Average + 1.3%, 4.916% (b), 12/26/2031	62,500	62,694
CarMax Select Receivables Trust, “C”, Series 2026-A, 4.43%, 5/17/2032	800,000	785,954
CPS Auto Receivables Trust:
“C”, Series 2026-B, 144A, 4.93%, 7/15/2032	850,000	846,020
“C”, Series 2023-C, 144A, 6.27%, 10/15/2029	144,413	145,099
Exeter Automobile Receivables Trust, “C”, Series 2025-3A, 5.09%, 10/15/2031	272,000	272,786
Foursight Capital Automobile Receivables Trust, “C”, Series 2023-2, 144A, 6.21%, 4/16/2029	1,500,000	1,514,794
Huntington Bank Auto Credit-Linked Notes:
“B1”, Series 2026-1, 144A, 4.503%, 2/20/2034	1,359,699	1,343,965
“B1”, Series 2024-2, 144A, 5.442%, 10/20/2032	197,146	197,816
“B1”, Series 2024-1, 144A, 6.153%, 5/20/2032	149,367	150,522
Santander Drive Auto Receivables Trust, “C”, Series 2023-3, 5.77%, 11/15/2030	387,970	391,278
Securitized Term Auto Receivables Trust:
“C”, Series 2026-A, 144A, 4.431%, 3/25/2033	642,370	637,546
“C”, Series 2025-A, 144A, 5.185%, 7/25/2031	199,997	200,931
Truist Bank Auto Credit-Linked Notes, “B”, Series 2026-1, 144A, 5.067%, 6/26/2034	693,765	691,403
U.S. Bank NA, “B1”, Series 2026-RVM1, 144A, 4.959%, 12/25/2046	661,949	650,621
United Auto Credit Securitization Trust:
“B”, Series 2026-1, 144A, 4.63%, 5/10/2029	1,000,000	996,602
“C”, Series 2026-1, 144A, 5.06%, 6/10/2031	600,000	596,577
Westlake Automobile Receivables Trust, “C”, Series 2026-2A, 144A, 4.89%, 3/15/2032	400,000	399,536
		10,095,313
Credit Card Receivables 0.4%
Continental Finance Credit Card ABS Master Trust, “A”, Series 2024-A, 144A, 5.78%, 12/15/2032	400,000	401,298
Evergreen Credit Card Trust, “C”, Series 2025-CRT5, 144A, 5.53%, 5/15/2029	250,000	250,596
Mission Lane Credit Card Master Trust:
“C”, Series 2026-A, 144A, 5.69%, 7/15/2032	800,000	797,419
“A”, Series 2024-B, 144A, 5.88%, 1/15/2030	1,000,000	1,001,470
		2,450,783
Home Equity Loans 0.2%
RCKT Mortgage Trust:
“A1A”, Series 2024-CES7, 144A, 5.158%, 10/25/2044	643,232	640,654
“A1B”, Series 2024-CES9, 144A, 5.683%, 12/25/2044	341,297	341,574
Towd Point Mortgage Trust, “A1”, Series 2025-CRM1, 144A, 5.799%, 1/25/2065	591,343	592,167
		1,574,395
Miscellaneous 4.5%
AB BSL CLO 6 Ltd., “BR”, Series 2025-6A, 144A, 3 mo. USD Term SOFR + 1.55%, 5.325% (b), 7/20/2039	500,000	500,585
AGL CLO 44 Ltd., “C”, Series 2025-44A, 144A, 3 mo. USD Term SOFR + 1.8%, 5.533% (b), 10/22/2037	500,000	500,111
Apidos CLO XVIII-R, “A2R2”, Series 2018-18A, 144A, 3 mo. USD Term SOFR + 1.58%, 5.313% (b), 1/22/2038	1,000,000	1,001,563
Ares LIX CLO Ltd., “C2”, Series 2021-59A, 144A, 3.35%, 4/25/2034	900,000	789,827
Ares LXXVII CLO Ltd., “A2”, Series 2025-77A, 144A, 3 mo. USD Term SOFR + 1.6%, 5.353% (b), 7/15/2038	750,000	751,031

Bayview Opportunity Master Fund VII LLC, “A”, Series 2026-CRD1, 144A, 30 day USD SOFR Average + 1.6%, 5.216% (b), 9/25/2034	750,000	749,998
Captree Park CLO Ltd., “CR”, Series 2024-1A, 144A, 3 mo. USD Term SOFR + 1.95%, 5.679% (b), 7/20/2037	500,000	500,893
Cherry Securitization Trust, “A”, Series 2026-1A, 144A, 5.43%, 1/17/2034	500,000	499,150
Cloud Capital Holdco LP, “A2”, Series 2024-1A, 144A, 5.781%, 11/22/2049	600,000	598,706
Compass Datacenters Issuer III LLC, “A2”, Series 2025-3A, 144A, 5.286%, 7/25/2050	504,000	492,995
Firstlight Issuer LLC, “A2”, Series 2026-1A, 144A, 5.873%, 6/20/2056	1,300,000	1,291,497
GoodLeap Home Improvement Solutions Trust, “A”, Series 2026-1A, 144A, 5.31%, 12/20/2049	759,556	753,590
HINNT LLC:
“B”, Series 2025-B, 144A, 4.75%, 5/15/2045	606,028	597,784
“B”, Series 2024-A, 144A, 5.84%, 3/15/2043	142,060	143,433
HPEFS Equipment Trust, “C”, Series 2025-2A, 144A, 4.41%, 11/22/2032	500,000	494,650
Jersey Mike's Funding LLC, “A2”, Series 2024-1A, 144A, 5.636%, 2/15/2055	592,500	591,754
MetroNet Infrastructure Issuer LLC, “A2”, Series 2026-1A, 144A, 5.273%, 4/20/2056	500,000	494,110
MVW LLC:
“B”, Series 2025-2A, 144A, 4.72%, 10/20/2044	618,660	609,905
“B”, Series 2026-1A, 144A, 4.97%, 3/20/2043	802,682	792,520
“B”, Series 2025-1A, 144A, 5.21%, 9/22/2042	328,575	328,382
OCP CLO Ltd., “AAR3”, Series 2019-17AR, 144A, 3 mo. USD Term SOFR + 1.23%, 5.036% (b), 7/19/2039	500,000	500,003
Palmer Square CLO Ltd., “BR3”, Series 2020-3A, 144A, 3 mo. USD Term SOFR + 1.95%, 5.601% (b), 11/15/2036	1,000,000	1,000,719
Pikes Peak CLO Ltd., “BR”, Series 2023-14A, 144A, 3 mo. USD Term SOFR + 1.75%, 5.479% (b), 7/20/2038	1,000,000	1,002,360
Regatta 34 Funding Ltd., “A2”, Series 2025-3A, 144A, 3 mo. USD Term SOFR + 1.75%, 5.479% (b), 7/20/2038	650,000	652,309
RR 35 Ltd., “A2”, Series 2024-35A, 144A, 3 mo. USD Term SOFR + 1.7%, 5.453% (b), 1/15/2040	1,000,000	1,001,371
Sculptor CLO XXVI Ltd., “CR”, Series 26A, 144A, 3 mo. USD Term SOFR + 2.2%, 5.929% (b), 1/20/2038	1,250,000	1,251,562
SERVPRO Master Issuer LLC, “A2”, Series 2025-1A, 144A, 5.525%, 10/25/2055	1,240,625	1,201,483
Sixth Street CLO 29 Ltd., “B”, Series 2025-29A, 144A, 3 mo. USD Term SOFR + 1.65%, 5.4% (b), 7/17/2038	500,000	501,287
Sixth Street CLO XIV Ltd., “A2R2”, Series 2019-14A, 144A, 3 mo. USD Term SOFR + 1.4%, 5.134% (b), 1/20/2038	1,600,000	1,596,459
Switch ABS Issuer LLC:
“A2”, Series 2024-2A, 144A, 5.436%, 6/25/2054	400,000	395,819
“A2”, Series 2024-1A, 144A, 6.28%, 3/25/2054	800,000	804,022
Taco Bell Funding LLC, “A2II”, Series 2025-1A, 144A, 5.049%, 8/25/2055	625,000	609,333
Texas Debt Capital CLO Ltd., “A2R”, Series 2023-1A, 144A, 3 mo. USD Term SOFR + 1.55%, 5.279% (b), 7/20/2038	1,500,000	1,503,540
UPG HI Issuer Trust, “A”, Series 2026-1, 144A, 5.03%, 2/25/2048	913,206	908,598
Voya CLO Ltd., “A2R”, Series 2024-1AR, 144A, 3 mo. USD Term SOFR + 1.4%, 5.162% (b), 7/15/2039	1,000,000	999,963
Wendy's Funding LLC, “A2I”, Series 2025-1A, 144A, 5.422%, 12/15/2055	1,243,750	1,205,234
Wingstop Funding LLC, “A2”, Series 2024-1A, 144A, 5.858%, 12/5/2054	400,000	403,972
		28,020,518
Total Asset-Backed (Cost $42,350,630)		42,141,009

Mortgage-Backed Securities Pass-Throughs 2.2%
Federal Home Loan Mortgage Corp., 6.0%, 1/1/2055	3,305,664	3,363,197
Federal National Mortgage Association:
5.0%, 8/1/2056, TBA	2,100,000	2,026,286
6.0%, 2/1/2055	1,259,270	1,280,509

Government National Mortgage Association:
5.5%, 8/1/2056, TBA	7,000,000	6,952,414
6.5%, 8/20/2034	8,416	8,789
Total Mortgage-Backed Securities Pass-Throughs (Cost $13,698,748)		13,631,195

Commercial Mortgage-Backed Securities 1.9%
20 Times Square Trust, “C”, Series 2018-20TS, 144A, 3.1% (b), 5/15/2035	800,000	748,000
BPR Trust, “A”, Series 2024-PMDW, 144A, 5.358%, 11/5/2041	536,000	536,006
BX Trust:
“D”, Series 2019-OC11, 144A, 3.944% (b), 12/9/2041	700,000	658,656
“B”, Series 2025-ARIA, 144A, 5.177% (b), 12/13/2042	500,000	494,228
CSAIL Commercial Mortgage Trust, “AS”, Series 2016-C6, 3.346%, 1/15/2049	49,700	49,559
EQT Trust, “B”, Series 2026-IND1, 144A, 1 mo. USD Term SOFR + 1.35%, 5.0% (b), 7/15/2041	850,000	850,531
Fontainebleau Miami Beach Mortgage Trust, “B”, Series 2024-FBLU, 144A, 1 mo. USD Term SOFR + 1.85%, 5.526% (b), 12/15/2039	563,000	563,880
Hudson Yards Mortgage Trust, “C”, Series 2025-SPRL, 144A, 5.952% (b), 1/13/2040	225,000	227,943
IRV Trust, “C”, Series 2025-200P, 144A, 5.73% (b), 3/14/2047	667,000	652,323
JPMorgan Chase Commercial Mortgage Securities Trust, “A”, Series 2018-PHH, 144A, 1 mo. USD Term SOFR + 1.257%, 4.933% (b), 6/15/2035	1,550,537	992,344
KIND Trust, “A”, Series 2021-KIND, 144A, 1 mo. USD Term SOFR + 1.064%, 4.75% (b), 8/15/2038	396,688	396,367
LBA Trust, “B”, Series 2026-LBA6, 144A, 1 mo. USD Term SOFR + 1.35%, 5.0% (b), 7/15/2043	850,000	850,000
MTN Commercial Mortgage Trust, “B”, Series 2026-LPFX, 144A, 5.279% (b), 5/15/2043	593,000	584,345
NYC Commercial Mortgage Trust, “B”, Series 2026-31W, 144A, 5.845%, 7/15/2038	875,000	871,046
ROCK Trust, “A”, Series 2024-CNTR, 144A, 5.388%, 11/13/2041	635,000	638,183
SWCH Commercial Mortgage Trust, “A”, Series 2025-DATA, 144A, 1 mo. USD Term SOFR + 1.443%, 5.119% (b), 2/15/2042	800,000	794,020
U.S. Bank C&I Credit-Linked Notes, “C”, Series 2025-SUP2, 144A, 30 day USD SOFR Average + 1.9%, 5.516% (b), 9/25/2032	480,203	480,649
U.S. Bank NA, “B2”, Series 2026-SUP1, 144A, 30 day USD SOFR Average + 1.4%, 5.016% (b), 6/27/2033	742,575	742,576
Wells Fargo Commercial Mortgage Trust, “A”, Series 2026-1250B, 144A, 4.677% (b), 3/10/2041	1,000,000	983,550
WHARF Commercial Mortgage Trust, “B”, Series 2025-DC, 144A, 5.544% (b), 7/15/2040	200,000	199,626
Total Commercial Mortgage-Backed Securities (Cost $12,611,899)		12,313,832

Collateralized Mortgage Obligations 3.3%
Federal Home Loan Mortgage Corp.:
“DI”, Series 5011, Interest Only, 2.0%, 7/25/2050	2,636,943	324,389
“MI”, Series 5034, Interest Only, 2.0%, 11/25/2050	1,798,859	235,402
Federal National Mortgage Association:
“AO”, Series 2023-53, Principal Only, Zero Coupon, 11/25/2053	1,035,412	856,889
“FE”, Series 2024-87, 30 day USD SOFR Average + 1.85%, 5.466% (b), 12/25/2054	971,122	983,143
“I”, Series 2003-84, Interest Only, 6.0%, 9/25/2033	71,631	10,897
Freddie Mac Structured Agency Credit Risk Debt Notes, “M2”, Series 2019-DNA2, 144A, 30 day USD SOFR Average + 2.564%, 6.181% (b), 3/25/2049	526,753	533,051
Government National Mortgage Association:
Series 2021-19, Interest Only, 2.0%, 1/20/2051	3,170,246	381,323
“QI”, Series 2021-225, Interest Only, 2.5%, 12/20/2051	3,439,205	413,507
“AZ”, Series 2023-120, 5.5%, 8/20/2053	1,173,570	1,167,143
“SG”, Series 2025-60, 14.875% minus (2.5 x 30 day USD SOFR Average), 5.822% (b), 4/20/2055	1,777,042	1,625,721
“MB”, Series 2026-106, 30 day USD SOFR Average + 5.13%, 8.751% (b), 3/20/2056	9,857,603	9,359,699
GS Mortgage-Backed Securities Trust, “A27”, Series 2026-PJ7, 144A, 30 day USD SOFR Average + 1.6%, 5.216% (b), 10/25/2056	786,109	782,290

JPMorgan Mortgage Trust:
“A11”, Series 2024-6, 144A, 30 day USD SOFR Average + 1.25%, 4.866% (b), 12/25/2054		336,749	336,389
“A1”, Series 2025-DSC1, 144A, 5.577%, 9/25/2065		678,938	677,630
Sequoia Mortgage Trust:
“A1A”, Series 2026-MED1, 144A, 5.121% (b), 4/25/2056		694,593	683,175
“A26F”, Series 2026-7, 144A, 30 day USD SOFR Average + 1.7%, 5.316% (b), 6/25/2056		835,816	817,402
“A3”, Series 2024-INV1, 144A, 5.5%, 10/25/2054		814,893	800,974
Western Alliance Bank, “M1”, Series 2021-CL2, 144A, 30 day USD SOFR Average + 3.15%, 6.766% (b), 7/25/2059		798,439	855,320
Total Collateralized Mortgage Obligations (Cost $21,093,697)			20,844,344

Government & Agency Obligations 17.2%
Sovereign Bonds 5.3%
African Development Bank, 5.875%, Perpetual		1,100,000	1,074,385
Argentina Republic Government International Bond, 4.125%–5.0%, 7/9/2035 (f)		3,934,107	3,109,912
Brazilian Government International Bond, 6.0%, 10/20/2033		950,000	941,925
Colombia Government International Bond:
5.0%, 9/19/2032	EUR	3,850,000	4,347,966
6.125%, 1/21/2031		1,095,000	1,095,109
Eagle Funding Luxco SARL, 144A, 5.5%, 8/17/2030		994,000	992,260
Egypt Government International Bond, 144A, 7.625%, 5/20/2034		3,829,000	3,782,815
Hungary Government International Bond, 3.25%, 10/22/2031	HUF	1,150,000,000	3,269,709
Mexico Cetes, Zero Coupon, 1/21/2027	MXN	117,000,000	6,545,063
Mexico Government International Bond, 5.625%, 2/9/2034 (a)		4,604,000	4,442,538
Republic of South Africa Government International Bond, 144A, 7.1%, 11/19/2036		3,605,000	3,777,676
			33,379,358
U.S. Treasury Obligations 11.9%
U.S. Treasury Bills:
3.613% (g), 8/6/2026		12,000,000	11,996,400
3.94% (g), 7/8/2027 (h)		12,000,000	11,561,763
U.S. Treasury Bonds, 4.625%, 2/15/2055		1,651,300	1,493,394
U.S. Treasury Notes:
3.875%, 7/31/2027		34,706,400	34,602,823
3.875%, 8/31/2032		1,500,000	1,449,902
4.0%, 3/31/2030		5,305,900	5,238,540
4.25%, 6/30/2029		1,203,200	1,200,239
4.25%, 8/15/2035		7,302,000	7,070,105
			74,613,166
Total Government & Agency Obligations (Cost $109,080,991)			107,992,524

	Shares	Value ($)

Securities Lending Collateral 1.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.59% (i) (j) (Cost $9,109,528)	9,109,528	9,109,528

Cash Equivalents 5.2%
DWS Central Cash Management Government Fund, 3.7% (i) (Cost $32,466,673)	32,466,673	32,466,673

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $612,009,324)	102.7	645,931,051
Other Assets and Liabilities, Net	(2.7)	(17,241,109)
Net Assets	100.0	628,689,942
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended July 31, 2026 are as follows:
Value ($) at 10/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 7/31/2026	Value ($) at 7/31/2026
Securities Lending Collateral 1.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.59% (i) (j)
16,903,009	—	7,793,481 (k)	—	—	88,569	—	9,109,528	9,109,528
Cash Equivalents 5.2%
DWS Central Cash Management Government Fund, 3.7% (i)
44,605,707	202,013,683	214,152,717	—	—	1,173,590	—	32,466,673	32,466,673
61,508,716	202,013,683	221,946,198	—	—	1,262,159	—	41,576,201	41,576,201

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2026 amounted to $24,685,600, which is 3.9% of net assets.

(b)
Variable or floating rate security. These securities are shown at their current rate as of July 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(c)	Investment was valued using significant unobservable inputs.
(d)	Principal amount stated in U.S. dollars unless otherwise noted.
(e)	When-issued security.
(f)
Security is a “step-up” bond where the coupon increases or steps-up at a predetermined date. The range of rates shown is the current coupon rate through the final coupon rate, date shown is the final maturity date.

(g)	Annualized yield at time of purchase; not a coupon rate.
(h)	At July 31, 2026, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(i)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(j)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $16,493,122.

(k)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended July 31, 2026.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
CLO: Collateralized Loan Obligation

GDR: Global Depositary Receipt
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

MSCI: Morgan Stanley Capital International
Perpetual: Callable security with no stated maturity date.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
S&P: Standard & Poor's
SOFR: Secured Overnight Financing Rate
TBA: To Be Announced
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments.
At July 31, 2026, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
E-Mini Russell 1000 Index	USD	9/18/2026	67	13,665,794	13,727,295	61,501
E-Mini S&P 500 Index	USD	9/18/2026	20	7,493,178	7,519,250	26,072
Nikkei 225 Index	JPY	9/10/2026	36	15,260,370	14,417,649	(842,721)
2 Year U.S. Treasury Note	USD	9/30/2026	111	22,912,896	22,822,641	(90,255)
E-Mini NASDAQ 100 Index	USD	9/18/2026	13	7,383,434	7,385,105	1,671
EURO STOXX 50 Index	EUR	9/18/2026	130	9,279,761	9,553,731	273,970
Mini-DAX Index	EUR	9/18/2026	67	9,739,439	9,931,907	192,468
MSCI Emerging Markets Asia Index	USD	9/18/2026	35	4,221,068	3,810,450	(410,618)
MSCI E-Mini Emerging Market Index	USD	9/18/2026	170	14,286,807	13,959,550	(327,257)
MSCI World USD Net Total Return Index	USD	9/18/2026	135	21,063,285	21,111,300	48,015
Russell E-Mini 2000 Index	USD	9/18/2026	77	11,556,791	11,311,300	(245,491)
U.S.Treasury Long Bond	USD	9/21/2026	18	2,003,188	1,949,625	(53,563)
Ultra 10 Year U.S.Treasury Note	USD	9/21/2026	113	12,552,763	12,396,453	(156,310)
Ultra Long U.S. Treasury Bond	USD	9/21/2026	47	5,365,474	5,155,313	(210,161)
Total net unrealized depreciation						(1,732,679)

At July 31, 2026, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
5 Year U.S. Treasury Note	USD	9/30/2026	27	2,876,300	2,861,367	14,933

At July 31, 2026, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	15,358,564	GBP	11,479,620	9/11/2026	112,718	Citigroup, Inc.
USD	7,406,350	JPY	1,180,000,000	9/11/2026	32,122	Citigroup, Inc.
Total unrealized appreciation					144,840

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	7,528,686	EUR	6,500,000	9/11/2026	(21,933)	Citigroup, Inc.
GBP	11,479,620	USD	15,102,460	9/11/2026	(368,823)	Citigroup, Inc.
JPY	2,476,000,000	USD	15,517,408	9/11/2026	(90,775)	State Street Bank and Trust
HUF	1,070,000,000	USD	3,364,953	10/22/2026	(6,176)	Morgan Stanley
Total unrealized depreciation					(487,707)
Currency Abbreviation(s)

EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
MXN	Mexican Peso
USD	United States Dollar

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2026 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$18,215,834	$1,946,446	$—	$20,162,280
Consumer Discretionary	22,629,534	447,560	—	23,077,094
Consumer Staples	11,054,919	156,721	—	11,211,640
Energy	9,813,126	385,905	—	10,199,031
Financials	27,849,918	14,778,975	—	42,628,893
Health Care	16,083,290	4,036,515	—	20,119,805
Industrials	4,592,640	22,373,496	—	26,966,136
Information Technology	68,592,027	3,982,668	—	72,574,695
Materials	5,723,876	3,070,336	—	8,794,212
Real Estate	3,504,685	227,315	—	3,732,000
Utilities	—	5,983,299	—	5,983,299
Preferred Stocks (a)	15,067,495	—	—	15,067,495
Rights	—	—	1,122	1,122
Warrants	—	—	11,508	11,508
Corporate Bonds (a)	—	146,902,736	—	146,902,736
Asset-Backed (a)	—	42,141,009	—	42,141,009
Mortgage-Backed Securities Pass-Throughs	—	13,631,195	—	13,631,195
Commercial Mortgage-Backed Securities	—	12,313,832	—	12,313,832
Collateralized Mortgage Obligations	—	20,844,344	—	20,844,344
Government & Agency Obligations (a)	—	107,992,524	—	107,992,524
Short-Term Investments (a)	41,576,201	—	—	41,576,201
Derivatives (b)
Futures Contracts	618,630	—	—	618,630
Forward Foreign Currency Contracts	—	144,840	—	144,840
Total	$245,322,175	$401,359,716	$12,630	$646,694,521

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(2,336,376)	$—	$—	$(2,336,376)
Forward Foreign Currency Contracts	—	(487,707)	—	(487,707)
Total	$(2,336,376)	$(487,707)	$—	$(2,824,083)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DGIBF-PH3